UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916

Name of Registrant: Vanguard Specialized Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: October 31, 2012

Item 1: Schedule of Investments

Precious Metals and Mining Fund

Schedule of Investments
As of October 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (98.2%)
Australia (30.3%)
1	OZ Minerals Ltd.	19,000,000	161,216
1	Medusa Mining Ltd.	25,250,000	160,838
1	Resolute Mining Ltd.	59,000,000	117,766
	Iluka Resources Ltd.	11,250,000	115,395
*,1 St. Barbara Ltd.		51,000,000	100,732
*,^,1Aquila Resources Ltd.		35,665,000	99,277
*,^,1Cudeco Ltd.		18,500,000	89,683
*,1 Discovery Metals Ltd.		36,900,000	66,095
*,1 Ivanhoe Australia Ltd.		29,133,659	26,438
*,^,1Galaxy Resources Ltd.		43,893,638	22,923
*,1 Equatorial Resources Ltd.		10,082,288	18,576
*	Papillon Resources Ltd.	7,500,000	14,402
1	Panoramic Resources Ltd.	22,200,000	14,346
*,1 Reed Resources Ltd.		76,166,667	14,236
*,1 Glory Resources Ltd.		33,500,000	10,402
*,1 Apex Minerals NL		43,779,166	3,497
*,^ Gindalbie Metals Ltd.		8,000,000	2,856
*,1 Kumarina Resources Ltd.		9,300,000	1,016
*,1 Speewah Metals Ltd.		13,500,000	727
*,1 Drummond Gold Ltd.		35,000,000	254
*	Zambezi Resources Ltd.	4,895,833	18
			1,040,693
Belgium (4.8%)
	Umicore SA	3,250,000	167,014

Canada (24.9%)
	Potash Corp. of Saskatchewan Inc.	5,200,000	209,041
1	Nevsun Resources Ltd.	38,500,000	182,333
1	Centerra Gold Inc.	15,000,000	170,163
*,1 Harry Winston Diamond Corp.		11,700,000	167,871
*	Alacer Gold Corp.	9,950,000	54,594
	Eldorado Gold Corp.	1,900,000	28,079
	Barrick Gold Corp.	450,000	18,198
*,^ Belo Sun Mining Corp.		10,697,600	14,460
	SEMAFO Inc.	1,000,000	4,005
*	Bear Creek Mining Corp.	750,000	2,658
*,^ NovaCopper Inc.		870,309	1,924
*	Lake Shore Gold Corp.	1,000,000	801
*	Claude Resources Inc.	400,000	288
			854,415

France (4.7%)
Imerys SA		2,848,559	160,254

Germany (6.4%)
K+S AG		4,650,000	220,387

Indonesia (0.1%)
Vale Indonesia Tbk		6,500,000	1,814

Ireland (0.2%)
* Kenmare Resources plc		13,627,035	8,680

Papua New Guinea (0.0%)
* Bougainville Copper Ltd.		2,000,000	1,410

Russia (1.3%)
Uralkali OJSC GDR		1,150,000	45,209

United Kingdom (11.8%)
1 Hochschild Mining plc		40,500,000	323,797
Petropavlovsk plc		9,250,000	60,394
Rio Tinto plc		400,000	19,983
			404,174
United States (13.7%)
Newmont Mining Corp.		5,100,000	278,205
1 AMCOL International Corp.		3,080,000	97,266
Mosaic Co.		1,800,000	94,212
			469,683
Total Common Stocks (Cost $3,392,131)			3,373,733
Precious Metals (0.1%)
* Platinum Bullion (In Troy Ounces)		2,009	3,154
Total Precious Metals (Cost $1,212)			3,154
	Coupon
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
[2,3] Vanguard Market Liquidity Fund (Cost
$82,335)	0.167%	82,334,587	82,335
Total Investments (100.7%) (Cost $3,475,678)			3,459,222
Other Assets and Liabilities-Net (-0.7%)[3]			(22,395)
Net Assets (100%)			3,436,827

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,427,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $14,307,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Precious Metals and Mining Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	1,324,098	—	—
Common Stocks—Other	—	2,049,635	—
Precious Metals	3,154	—	—
Temporary Cash Investments	82,335	—	—
Total	1,409,587	2,049,635	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Precious Metals and Mining Fund

			Current Period Transactions
			Proceeds
	Jan. 31, 2012		from		Oct. 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alacer Gold Corp.	239,924	—	99,514	—	NA1
AMCOL International Corp.	87,965	—	—	1,725	97,266
Apex Minerals NL	3,979	5,911	—	—	3,497
Aquila Resources Ltd.	211,654	9,788	—	—	99,277
Centerra Gold Inc.	375,144	—	46,850	1,229	170,163
Cudeco Ltd.	55,382	15,787	—	—	89,683
Discovery Metals Ltd.	40,996	48,865	22,786	—	66,095
Drummond Gold Ltd.	929	—	—	—	254
Equatorial Resources Ltd.	15,509	9,630	—	—	18,576
Galaxy Resources Ltd.	24,581	36,152	—	—	22,923
Glory Resources Ltd.	8,711	—	—	—	10,402
Harry Winston Diamond Corp.	111,135	30,681	—	—	167,871
Hochschild Mining plc	315,742	—	—	2,417	323,797
Ivanhoe Australia Ltd.	NA2	12,387	—	—	26,438
Kumarina Resources Ltd.	2,567	—	—	—	1,016
Medusa Mining Ltd.	144,972	—	—	1,564	160,838
Minefinders Corp.	172,996	—	27,650	—	NA3
Nevsun Resources Ltd.	253,032	—	—	1,666	182,333
NovaGold Resources Inc.	219,420	—	165,773	133	—
OZ Minerals Ltd.	199,102	36,806	19,499	7,620	161,216
Panoramic Resources Ltd.	27,580	1,501	—	413	14,346
Reed Resources Ltd.	9,921	10,266	—	—	14,236
Resolute Mining Ltd.	112,781	14,264	—	2,851	117,766
SEMAFO Inc.	98,225	—	69,032	25	NA1
Speewah Metals Ltd.	3,430	—	—	—	727
St. Barbara Ltd.	126,529	—	—	—	100,732
	2,862,206			19,643	1,849,452

1 Not applicable — At October 31, 2012, the security was still held, but the issuer was no longer an affiliated company of the fund.
2 Not applicable — At January 31, 2012, the issuer was not an affiliated company of the fund.
3 Not applicable — In March 2012, Minefinders Corp. merged into Pan American Silver Corp. At October 31, 2012, the security was no longer held in the fund.

E. At October 31, 2012, the cost of investment securities for tax purposes was $3,699,151,000. Net unrealized depreciation of investment securities for tax purposes was $239,929,000, consisting of unrealized gains of $343,577,000 on securities that had risen in value since their purchase and $583,506,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of October 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (93.7%)
United States (71.4%)
Biotechnology (8.3%)
	Amgen Inc.	11,758,355	1,017,627
*	Gilead Sciences Inc.	3,982,100	267,438
*	Biogen Idec Inc.	1,570,000	217,005
*	Vertex Pharmaceuticals Inc.	2,243,700	108,236
*	Onyx Pharmaceuticals Inc.	1,022,700	80,139
*	Regeneron Pharmaceuticals Inc.	522,200	74,309
*	United Therapeutics Corp.	1,587,000	72,478
*	Cubist Pharmaceuticals Inc.	1,323,142	56,763
*	Ironwood Pharmaceuticals Inc. Class A	2,000,000	23,260
*	Alkermes plc	837,400	15,517
			1,932,772
Chemicals (1.0%)
	Sigma-Aldrich Corp.	3,380,000	237,073

Food & Staples Retailing (1.7%)
	Walgreen Co.	10,844,700	382,059
	CVS Caremark Corp.	300,000	13,920
			395,979
Food Products (0.1%)
*,^ Green Mountain Coffee Roasters Inc.		1,240,000	29,959

Health Care Equipment & Supplies (8.9%)
	Medtronic Inc.	10,901,100	453,268
	St. Jude Medical Inc.	9,110,900	348,583
*	Boston Scientific Corp.	46,800,000	240,552
	Baxter International Inc.	3,800,000	237,994
	Becton Dickinson and Co.	3,102,500	234,797
	Zimmer Holdings Inc.	2,400,000	154,104
*	CareFusion Corp.	4,734,654	125,752
	Covidien plc	2,150,000	118,143
	DENTSPLY International Inc.	2,485,400	91,562
	STERIS Corp.	803,083	28,598
*	NuVasive Inc.	1,628,303	23,480
			2,056,833
Health Care Providers & Services (22.4%)
	UnitedHealth Group Inc.	18,785,100	1,051,966
	McKesson Corp.	8,989,900	838,847
	Humana Inc.	6,510,094	483,505
	WellPoint Inc.	7,702,400	472,003
	Cigna Corp.	7,710,600	393,241
	Quest Diagnostics Inc.	6,485,400	374,337
1	Coventry Health Care Inc.	8,227,500	359,048
	Cardinal Health Inc.	6,236,708	256,516
*	Laboratory Corp. of America Holdings	2,681,360	227,192
	Universal Health Services Inc. Class B	4,020,800	166,421
*,1 Health Management Associates Inc. Class A		15,656,900	114,295
	Aetna Inc.	2,450,000	107,065

	HCA Holdings Inc.	3,400,000	96,594
	Owens & Minor Inc.	3,000,000	85,410
*	Health Net Inc.	3,863,458	83,142
*	Tenet Healthcare Corp.	1,400,000	33,040
*	Vanguard Health Systems Inc.	2,556,780	24,750
*	DaVita HealthCare Partners Inc.	154,600	17,395
*	WellCare Health Plans Inc.	349,000	16,612
*	HealthSouth Corp.	386,000	8,542
			5,209,921
Health Care Technology (2.0%)
*	Cerner Corp.	5,700,000	434,283
*	Allscripts Healthcare Solutions Inc.	2,439,400	31,517
			465,800
Life Sciences Tools & Services (0.4%)
*	PAREXEL International Corp.	2,690,400	82,568
	Agilent Technologies Inc.	500,000	17,995
			100,563
Machinery (0.1%)
	Pall Corp.	374,600	23,585

Pharmaceuticals (26.5%)
	Merck & Co. Inc.	35,390,648	1,614,875
	Pfizer Inc.	37,383,888	929,737
*,1 Forest Laboratories Inc.		25,903,000	873,190
	Abbott Laboratories	12,100,000	792,792
	Eli Lilly & Co.	15,364,300	747,166
	Bristol-Myers Squibb Co.	12,003,061	399,102
	Johnson & Johnson	4,500,000	318,690
	Perrigo Co.	1,959,100	225,316
*	Watson Pharmaceuticals Inc.	1,600,000	137,520
*	Salix Pharmaceuticals Ltd.	1,754,300	68,488
*	Hospira Inc.	1,795,070	55,091
			6,161,967
Total United States			16,614,452
International (22.3%)
Belgium (1.5%)
	UCB SA	5,821,811	340,040

France (0.4%)
	Sanofi	671,976	59,018
	Ipsen SA	1,386,698	35,823
			94,841
Germany (1.0%)
	Bayer AG	2,194,656	191,360
	Fresenius Medical Care AG & Co. KGaA	611,950	42,999
			234,359
Ireland (0.4%)
*	Elan Corp. plc ADR	9,534,600	102,974

Israel (1.6%)
	Teva Pharmaceutical Industries Ltd. ADR	9,130,000	369,035

Japan (8.2%)
	Astellas Pharma Inc.	14,365,700	714,515

Takeda Pharmaceutical Co. Ltd.			5,599,900	260,288
Eisai Co. Ltd.			5,793,700	257,771
Shionogi & Co. Ltd.			12,066,234	200,323
Daiichi Sankyo Co. Ltd.			13,001,500	199,002
Chugai Pharmaceutical Co. Ltd.			5,621,700	113,903
Mitsubishi Tanabe Pharma Corp.			7,100,000	102,344
Ono Pharmaceutical Co. Ltd.			960,000	57,964
				1,906,110
Norway (0.1%)
* Algeta ASA			565,247	15,203

Switzerland (5.8%)
Roche Holding AG			4,273,977	823,276
Novartis AG			4,969,880	299,687
Roche Holding AG (Bearer)			664,320	131,825
Novartis AG ADR			1,461,400	88,356
Actelion Ltd.			200,000	9,653
				1,352,797
United Kingdom (3.3%)
AstraZeneca plc			13,881,500	643,756
GlaxoSmithKline plc ADR			2,742,381	123,133
				766,889
Total International				5,182,248
Total Common Stocks (Cost $12,757,608)				21,796,700
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (6.4%)
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund	0.167%		8,352,500	8,353

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (4.6%)
Bank of America Securities, LLC
(Dated 10/31/12, Repurchase Value
$427,904,000, collateralized by Federal
Home Loan Mortgage Corp. 3.063%-
4.000%, 06/01/42-09/01/42 and Federal
National Mortgage Assn. 3.000%-6.000%,
05/01/25-11/01/42)	0.330%	11/1/12	427,900	427,900
BNP Paribas Securities Corp.
(Dated 10/31/12, Repurchase Value
$101,201,000, collateralized by Federal
National Mortgage Assn. 2.500%, 10/01/27
and Government National Mortgage Assn.
4.500%, 05/15/41)	0.300%	11/1/12	101,200	101,200
HSBC Bank USA
(Dated 10/31/12, Repurchase Value
$225,902,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
3.500%, 06/01/42-10/01/42)	0.320%	11/1/12	225,900	225,900

Morgan Stanley & Co., Inc.
(Dated 10/31/12, Repurchase Value
$274,603,000, collateralized by Federal
National Mortgage Assn. 3.500%-5.500%,
09/01/25-11/01/42)	0.350%	11/1/12	274,600	274,600
UBS Securities LLC
(Dated 10/31/12, Repurchase Value
$32,400,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
09/01/26)	0.300%	11/1/12	32,400	32,400
				1,062,000
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	0.083%	11/1/12	5,501	5,501
United States Treasury Bill	0.115%	1/31/13	5,501	5,499
				11,000
Commercial Paper (1.7%)
General Electric Capital Corp.	0.270%	1/8/13	200,000	199,908
General Electric Capital Corp. CP	0.200%	3/5/13	200,000	199,834
				399,742
Total Temporary Cash Investments (Cost $1,481,113)				1,481,095
Total Investments (100.1%) (Cost $14,238,721)				23,277,795
Other Assets and Liabilities-Net (-0.1%)				(24,136)
Net Assets (100%)				23,253,659

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,072,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $8,353,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
CP—Commercial Paper.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Health Care Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks— U.S.	16,614,452	—	—
Common Stocks— International	683,497	4,498,751	—
Temporary Cash Investments	8,353	1,472,742	—
Forward Currency Contracts—Assets	—	2,098	—
Total	17,306,302	5,973,591	—

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Health Care Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Bank of America NA	11/16/12	USD	238,660 JPY	19,062,436	2,098
JPY—Japanese yen.
USD—U.S. dollar.

At October 31, 2012, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds		October 31,
	Jan. 31, 2012		from		2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Coventry Health Care Inc.	256,422	3,041	15,038	3,135	359,048
Forest Laboratories Inc.	823,198	—	—	—	873,190
Health Management Associates Inc.	99,720	665	—	—	114,295
Class A
Health Net Inc.	174,112	—	37,048	—	N/A1
	1,353,452				1,346,533

1 Not applicable — At October 31, 2012, the security was still held, but the issuer was no longer an affiliated company of the fund.

G. At October 31, 2012, the cost of investment securities for tax purposes was $14,262,187,000. Net unrealized appreciation of investment securities for tax purposes was $9,015,608,000, consisting of unrealized gains of $9,467,106,000 on securities that had risen in value since their purchase and $451,498,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Fund

Schedule of Investments
As of October 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (96.2%)[1]
United States (55.9%)
Energy Equipment & Services (9.0%)
	Schlumberger Ltd.	3,672,214	255,329
	Baker Hughes Inc.	5,183,970	217,571
	Halliburton Co.	5,194,632	167,735
	National Oilwell Varco Inc.	1,323,486	97,541
*	SEACOR Holdings Inc.	892,198	78,255
	Bristow Group Inc.	1,196,035	59,706
*	Weatherford International Ltd.	5,257,250	59,407
*	Superior Energy Services Inc.	2,650,315	53,881
	Transocean Ltd.	1,058,402	48,358
	Noble Corp.	986,315	37,224
	Diamond Offshore Drilling Inc.	35,800	2,479
	Helmerich & Payne Inc.	50,900	2,433
*	Nabors Industries Ltd.	36,200	488
			1,080,407
Exchange-Traded Fund (0.6%)
^,2 Vanguard Energy ETF		663,000	69,058

Oil, Gas & Consumable Fuels (46.3%)
	Exxon Mobil Corp.	11,876,019	1,082,737
	Chevron Corp.	5,590,725	616,154
	Occidental Petroleum Corp.	4,937,001	389,826
	CONSOL Energy Inc.	8,297,520	291,741
	Anadarko Petroleum Corp.	3,524,000	242,486
	Cabot Oil & Gas Corp.	4,606,662	216,421
	EOG Resources Inc.	1,728,966	201,407
	Devon Energy Corp.	3,160,705	183,985
*	Southwestern Energy Co.	4,723,605	163,909
	Range Resources Corp.	2,265,890	148,099
	ConocoPhillips	2,542,169	147,064
	Noble Energy Inc.	1,534,444	145,787
*	Denbury Resources Inc.	9,277,114	142,218
	Valero Energy Corp.	4,689,709	136,470
	Apache Corp.	1,616,335	133,752
	EQT Corp.	2,030,950	123,136
	Marathon Petroleum Corp.	2,072,485	113,842
*	WPX Energy Inc.	6,553,710	111,020
	Hess Corp.	1,896,774	99,125
	Pioneer Natural Resources Co.	842,730	89,034
	Phillips 66	1,645,504	77,602
	Chesapeake Energy Corp.	3,535,307	71,625
	Marathon Oil Corp.	2,004,641	60,259
*,^ Ultra Petroleum Corp.		2,589,816	59,074
	Peabody Energy Corp.	2,089,500	58,297
*	Cobalt International Energy Inc.	2,800,747	58,284
	Kinder Morgan Inc.	1,642,831	57,023
	QEP Resources Inc.	1,908,479	55,346
*	Whiting Petroleum Corp.	1,288,640	54,149

* Plains Exploration & Production Co.	1,412,700	50,377
* Newfield Exploration Co.	1,726,803	46,831
* Gran Tierra Energy Inc.	6,791,100	34,202
Energen Corp.	557,961	26,029
Murphy Oil Corp.	343,400	20,604
* Kosmos Energy Ltd.	1,765,010	20,086
* Laredo Petroleum Holdings Inc.	250,161	5,076
HollyFrontier Corp.	70,500	2,723
* Continental Resources Inc.	13,700	984
Williams Cos. Inc.	17,200	602
Spectra Energy Corp.	12,500	361
		5,537,747
Total United States		6,687,212
International (40.3%)
Argentina (0.3%)
YPF SA ADR	2,948,600	32,936

Australia (0.3%)
Oil Search Ltd.	3,897,262	30,031
Caltex Australia Ltd.	134,227	2,372
Woodside Petroleum Ltd.	21,393	763
		33,166
Austria (0.0%)
OMV AG	72,993	2,671

Brazil (1.4%)
Petroleo Brasileiro SA ADR	7,364,870	156,209
* OGX Petroleo e Gas Participacoes SA	4,205,100	9,752
Petroleo Brasileiro SA Prior Pfd.	385,244	3,945
Petroleo Brasileiro SA	252,132	2,669
Petroleo Brasileiro SA ADR Type A	4,150	85
		172,660
Canada (11.1%)
Canadian Natural Resources Ltd.	6,741,738	203,601
Suncor Energy Inc.	5,675,122	190,798
Encana Corp.	7,784,145	175,532
Cenovus Energy Inc.	4,532,980	160,060
Progress Energy Resources Corp.	4,665,650	93,990
TransCanada Corp.	1,759,516	79,224
* Celtic Exploration Ltd.	2,554,600	66,707
Canadian Oil Sands Ltd.	2,879,280	61,285
* Tourmaline Oil Corp.	1,725,300	57,006
Cameco Corp.	2,622,000	50,736
Pacific Rubiales Energy Corp.	2,094,400	49,259
Penn West Petroleum Ltd.	3,100,121	40,271
Nexen Inc.	818,300	19,541
* Athabasca Oil Corp.	1,519,900	18,399
Petrominerales Ltd.	2,260,180	18,127
* MEG Energy Corp.	274,017	10,009
Suncor Energy Inc.	235,234	7,895
Cenovus Energy Inc.	113,339	3,998
Encana Corp.	163,800	3,690
Husky Energy Inc.	105,900	2,868
Crescent Point Energy Corp.	68,585	2,850
Canadian Natural Resources Ltd.	65,078	1,961

Enbridge Inc.	40,950	1,629
Crescent Point Energy Corp.	29,200	1,213
		1,320,649
China (2.3%)
PetroChina Co. Ltd. ADR	952,160	129,265
Beijing Enterprises Holdings Ltd.	12,399,790	79,927
China Shenhua Energy Co. Ltd.	11,806,000	50,024
CNOOC Ltd.	2,962,717	6,097
China Petroleum & Chemical Corp.	3,892,000	4,102
PetroChina Co. Ltd.	2,150,000	2,918
China Oilfield Services Ltd.	1,274,000	2,404
Kunlun Energy Co. Ltd.	582,000	1,077
		275,814
France (2.9%)
^ Total SA ADR	6,512,810	328,246
Total SA	281,392	14,174
* Cie Generale de Geophysique - Veritas	63,223	2,058
Technip SA	1,183	133
		344,611
Hungary (0.0%)
MOL Hungarian Oil and Gas plc	27,913	2,428

India (0.8%)
Reliance Industries Ltd.	5,809,210	86,680
Oil & Natural Gas Corp. Ltd.	444,511	2,214
* Cairn India Ltd.	322,307	2,011
		90,905
Italy (2.2%)
Eni SPA ADR	5,078,750	233,064
Eni SPA	1,197,209	27,549
Tenaris SA	81,113	1,521
		262,134
Japan (1.6%)
Inpex Corp.	28,863	164,428
JX Holdings Inc.	5,404,900	28,787
Japan Petroleum Exploration Co.	47,600	1,792
		195,007
Netherlands (0.0%)
* SBM Offshore NV	118,965	1,557

Norway (1.0%)
Statoil ASA ADR	4,043,080	99,258
Statoil ASA	199,383	4,910
^ Nordic American Tankers Ltd.	537,284	4,513
Seadrill Ltd.	85,926	3,482
Aker Solutions ASA	123,103	2,426
		114,589
Poland (0.0%)
* Polski Koncern Naftowy Orlen SA	173,792	2,382
* Grupa Lotos SA	94,281	996
		3,378

Portugal (0.5%)
Galp Energia SGPS SA	3,356,250	53,727

Russia (2.7%)
Gazprom OAO ADR	16,994,690	156,096
Rosneft OAO GDR	10,744,835	79,837
Lukoil OAO ADR	1,083,360	65,747
Lukoil OAO ADR	89,143	5,410
Tatneft OAO ADR	75,220	2,925
AK Transneft OAO Prior Pfd.	1,226	2,457
Surgutneftegas OAO ADR	179,780	1,573
TMK OAO GDR	100,333	1,490
Surgutneftegas OAO Prior Pfd.	2,250,000	1,392
Gazprom OAO	124,674	577
		317,504
South Africa (0.0%)
Sasol Ltd.	21,200	903

South Korea (0.0%)
SK Innovation Co. Ltd.	15,004	2,206

Spain (0.8%)
Repsol SA	4,758,061	95,356

Thailand (0.0%)
PTT PCL (Foreign)	265,500	2,745
PTT Exploration & Production PCL (Foreign)	21,500	116
		2,861
United Kingdom (12.4%)
Royal Dutch Shell plc ADR	6,926,160	474,303
BP plc ADR	10,813,380	463,786
BG Group plc	10,352,858	192,222
Royal Dutch Shell plc Class B	4,240,107	149,984
Ensco plc Class A	2,423,046	140,101
Royal Dutch Shell plc Class A	773,955	26,557
BP plc	2,421,323	17,292
* Genel Energy plc	1,288,081	16,904
Royal Dutch Shell plc Class A (Amsterdam Shares)	116,597	3,997
AMEC plc	127,701	2,191
Tullow Oil plc	20,375	463
		1,487,800
Total International		4,812,862
Total Common Stocks (Cost $7,789,461)		11,500,074

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.1%)[1]
Money Market Fund (1.3%)
[3,4] Vanguard Market Liquidity Fund	0.167%		157,841,642	157,842

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc.
(Dated 10/31/12, Repurchase value
114,501,000, collateralized by Federal
National Mortgage Assn. 2.500%-3.500%,
7/01/27-10/01/42)	0.350%	11/1/12	114,500	114,500
RBS Securities, Inc.
(Dated 10/31/12, Repurchase Value
$202,902,000, collateralized by U.S.
Treasury Bond 0.750%-2.250%, 6/30/17-
7/31/18)	0.280%	11/1/12	202,900	202,900
				317,400
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.140%	11/28/12	3,500	3,499
5 United States Treasury Note/Bond	0.625%	12/31/12	6,100	6,105
				9,604
Total Temporary Cash Investments (Cost $484,846)				484,846
Total Investments (100.3%) (Cost $8,274,307)				11,984,920
Other Assets and Liabilities-Net (-0.3%)[4]				(32,838)
Net Assets (100%)				11,952,082

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $17,072,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 2.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $17,862,000 of collateral received for securities on loan.
5 Securities with a value of $3,600,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Energy Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Energy Fund

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	6,687,212	—	—
Common Stocks—International	3,395,930	1,416,932	—
Temporary Cash Investments	157,842	327,004	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(137)	—	—
Total	10,240,855	1,743,936	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2012	1,838	129,285	(1,956)
S&P 500 Index	December 2012	34	11,958	(393)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At October 31, 2012, the cost of investment securities for tax purposes was $8,287,167,000. Net unrealized appreciation of investment securities for tax purposes was $3,697,753,000, consisting of unrealized gains of $4,049,344,000 on securities that had risen in value since their purchase and $351,591,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of October 31, 2012

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (99.5%)[1]
Diversified REITs (7.3%)
2	Vornado Realty Trust	11,077,047	888,490
2	Liberty Property Trust	7,779,225	273,206
2	Duke Realty Corp.	17,664,956	255,789
2	Washington REIT	4,395,846	113,017
	WP Carey Inc.	1,983,173	108,480
2	Lexington Realty Trust	10,209,912	96,892
2	PS Business Parks Inc.	1,284,990	82,407
	American Assets Trust Inc.	2,213,396	60,138
2	Cousins Properties Inc.	6,212,293	52,245
2	Investors Real Estate Trust	5,711,717	48,093
2	First Potomac Realty Trust	3,378,357	40,236
2	Winthrop Realty Trust	1,972,507	21,579
2	CapLease Inc.	4,204,295	21,568
			2,062,140
Industrial REITs (4.8%)
2	Prologis Inc.	30,523,611	1,046,655
2	DCT Industrial Trust Inc.	17,673,220	113,992
2	EastGroup Properties Inc.	1,887,395	98,258
*,2 First Industrial Realty Trust Inc.		6,190,467	82,643
2	Monmouth Real Estate Investment Corp. Class A	2,132,836	23,674
			1,365,222
Office REITs (14.2%)
2	Boston Properties Inc.	9,932,466	1,055,821
2	Digital Realty Trust Inc.	7,973,559	489,816
2	SL Green Realty Corp.	5,990,939	451,118
2	Alexandria Real Estate Equities Inc.	4,116,206	289,905
2	Kilroy Realty Corp.	4,901,662	217,683
2	Douglas Emmett Inc.	8,794,476	206,231
2	Piedmont Office Realty Trust Inc. Class A	11,452,025	203,846
2	BioMed Realty Trust Inc.	10,220,520	195,417
2	Highwoods Properties Inc.	4,901,093	158,060
2	Mack-Cali Realty Corp.	5,822,247	151,320
2	Corporate Office Properties Trust	5,281,521	131,774
2	Brandywine Realty Trust	9,496,576	110,160
2	DuPont Fabros Technology Inc.	4,191,343	89,946
^	Government Properties Income Trust	2,660,718	59,041
2	Franklin Street Properties Corp.	4,947,694	56,453
	CommonWealth REIT	3,429,470	47,018
	Hudson Pacific Properties Inc.	2,261,905	42,908
2	Coresite Realty Corp.	1,391,334	31,625
	Parkway Properties Inc.	1,470,312	20,246
			4,008,388
Residential REITs (17.6%)
2	Equity Residential	19,930,898	1,144,233
2	AvalonBay Communities Inc.	6,321,701	856,970
2	UDR Inc.	16,399,796	398,023
2	Essex Property Trust Inc.	2,334,694	350,204
2	Camden Property Trust	5,322,959	349,346

2	American Campus Communities Inc.	6,834,702	309,680
2	Apartment Investment & Management Co. Class A	9,559,884	255,153
2	BRE Properties Inc.	5,085,029	245,861
2	Home Properties Inc.	3,226,303	196,127
2	Mid-America Apartment Communities Inc.	2,714,129	175,631
2	Equity Lifestyle Properties Inc.	2,601,097	175,132
2	Post Properties Inc.	3,586,810	175,072
2	Colonial Properties Trust	5,536,550	119,756
2	Sun Communities Inc.	1,872,303	78,599
2	Education Realty Trust Inc.	7,342,171	77,313
2	Associated Estates Realty Corp.	3,225,998	48,358
2	Campus Crest Communities Inc.	2,490,967	27,625
			4,983,083
Retail REITs (27.6%)
2	Simon Property Group Inc.	20,094,302	3,058,554
	General Growth Properties Inc.	27,980,996	550,106
2	Kimco Realty Corp.	26,978,599	526,622
2	Macerich Co.	8,788,627	500,952
2	Federal Realty Investment Trust	4,237,388	456,917
^,2 Realty Income Corp.		8,844,751	347,333
2	Taubman Centers Inc.	3,896,384	306,061
2	Regency Centers Corp.	5,962,237	286,307
	DDR Corp.	14,970,811	229,952
2	National Retail Properties Inc.	7,095,095	224,773
2	CBL & Associates Properties Inc.	9,366,743	209,534
2	Weingarten Realty Investors	7,633,243	206,098
2	Tanger Factory Outlet Centers	6,141,167	193,262
2	Glimcher Realty Trust	9,243,716	98,630
2	Acadia Realty Trust	3,243,301	83,288
	Equity One Inc.	3,803,614	79,495
	Alexander's Inc.	135,350	60,090
2	Pennsylvania REIT	3,523,323	58,240
2	Inland Real Estate Corp.	5,903,922	48,235
^,2 Retail Opportunity Investments Corp.		3,337,173	42,249
2	Ramco-Gershenson Properties Trust	3,045,568	39,471
2	Excel Trust Inc.	2,783,753	34,240
	Saul Centers Inc.	775,533	33,557
^,2 Getty Realty Corp.		1,770,783	32,423
	Urstadt Biddle Properties Inc. Class A	1,485,683	28,139
2	Kite Realty Group Trust	4,793,566	26,221
2	Cedar Realty Trust Inc.	3,904,650	20,656
	Rouse Properties Inc.	1,304,793	19,650
	Urstadt Biddle Properties Inc.	69,255	1,276
			7,802,331
Specialized REITs (28.0%)
2	Public Storage	9,664,096	1,339,734
2	HCP Inc.	30,025,261	1,330,119
2	Ventas Inc.	19,506,849	1,234,198
2	Health Care REIT Inc.	16,914,369	1,005,221
2	Host Hotels & Resorts Inc.	47,628,322	688,706
2	Extra Space Storage Inc.	6,541,445	225,614
	Senior Housing Properties Trust	8,480,623	186,404
^,2 Omega Healthcare Investors Inc.		7,014,495	160,912
2	Entertainment Properties Trust	3,104,283	137,985
	Hospitality Properties Trust	5,891,524	136,212
2	LaSalle Hotel Properties	5,677,523	135,920

2	Healthcare Realty Trust Inc.			5,702,191	133,944
2	RLJ Lodging Trust			6,364,895	113,422
2	Sovran Self Storage Inc.			1,922,077	111,096
2	DiamondRock Hospitality Co.			12,456,847	105,634
2	Medical Properties Trust Inc.			8,986,396	103,164
2	CubeSmart			7,756,515	101,765
*,2 Sunstone Hotel Investors Inc.				8,991,187	88,833
2	National Health Investors Inc.			1,565,248	83,600
2	Pebblebrook Hotel Trust			3,759,545	79,778
2	LTC Properties Inc.			2,015,854	66,543
*,2 Strategic Hotels & Resorts Inc.				10,831,821	59,467
2	Sabra Health Care REIT Inc.			2,455,882	54,570
2	Hersha Hospitality Trust Class A			11,832,225	54,073
2	Chesapeake Lodging Trust			2,560,718	48,270
2	Universal Health Realty Income Trust			797,828	39,445
2	Ashford Hospitality Trust Inc.			4,291,142	36,861
*,2 FelCor Lodging Trust Inc.				7,822,620	34,420
2	Summit Hotel Properties Inc.			2,778,707	22,952
					7,918,862
Total Real Estate Investment Trusts (Cost $24,171,818)					28,140,026
		Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
[3,4] Vanguard Market Liquidity Fund		0.167%		194,127,859	194,128

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Note/Bond	1.375%	11/15/12	5,000	5,002
Total Temporary Cash Investments (Cost $199,130)					199,130
Total Investments (100.2%) (Cost $24,370,948)					28,339,156
Other Assets and Liabilities-Net (-0.2%)[4]					(44,519)
Net Assets (100%)					28,294,637

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $34,014,000.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. 2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $35,574,000 of collateral received for securities on loan.
5 Securities with a value of $49,000 have been segregated as collateral for open swap contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

REIT Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	28,140,026	—	—
Temporary Cash Investments	194,128	5,002	—
Swap Contracts—Assets	—	1,059	—
Swap Contracts—Liabilities	—	(1,117)
Total	28,334,154	4,944	—

C. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

REIT Index Fund

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
CommonWealth REIT	8/7/13	GSI	30,416	(0.564%)[2]	(834)
Hospitality Propeties Trust	8/2/13	GSI	54,510	(0.565%)[2]	(283)
Senior Housing Properties Trust	8/9/13	GSI	68,262	(0.568%)[2]	1,059

1 GSI—Goldman Sachs International.

2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35% spread.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2012		from		Oct. 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	51,097	23,972	4,200	1,411	83,288
Alexandria Real Estate Equities Inc.	255,999	64,812	22,064	5,353	289,905
American Campus Communities Inc.	169,885	142,374	15,263	1,360	309,680
Apartment Investment & Management
Co. Class A	169,368	89,005	17,592	437	255,153
Ashford Hospitality Trust Inc.	N/A1	11,806	1,655	842	36,861
Associated Estates Realty Corp.	39,638	16,085	3,167	1,372	48,358
AvalonBay Communities Inc.	730,160	197,518	63,102	10,172	856,970
BioMed Realty Trust Inc.	163,067	41,405	13,988	3,539	195,417
Boston Properties Inc.	872,582	233,690	66,208	12,547	1,055,821
Brandywine Realty Trust	82,324	27,628	7,037	3,470	110,160
BRE Properties Inc.	221,085	57,667	16,420	3,547	245,861
Camden Property Trust	286,927	80,030	21,309	5,236	349,346
Campus Crest Communities Inc.	18,730	9,427	1,618	711	27,625
CapLease Inc.	15,361	3,816	1,465	262	21,568
CBL & Associates Properties Inc.	139,759	39,417	13,530	5,772	209,534
Cedar Realty Trust Inc.	N/A1	4,307	1,132	332	20,656
Chesapeake Lodging Trust	29,717	17,856	2,621	1,371	48,270
Cogdell Spencer Inc.	11,770	623	12,394	—	—
Colonial Properties Trust	100,689	26,095	8,029	1,858	119,756
Coresite Realty Corp.	22,717	8,271	1,825	690	31,625
Corporate Office Properties Trust	99,468	36,893	8,271	2,515	131,774
Cousins Properties Inc.	39,291	10,042	3,231	537	52,245

REIT Index Fund

CubeSmart	73,791	21,848	6,375	1,446	101,765
DCT Industrial Trust Inc.	77,573	29,351	6,933	1,618	113,992
DiamondRock Hospitality Co.	100,713	37,978	8,492	2,316	105,634
Digital Realty Trust Inc.	401,986	203,560	35,630	15,042	489,816
Douglas Emmett Inc.	144,724	55,328	13,311	—	206,231
Duke Realty Corp.	193,225	61,872	15,202	2,565	255,789
DuPont Fabros Technology Inc.	90,899	23,143	6,926	1,667	89,946
EastGroup Properties Inc.	73,381	23,417	5,727	2,134	98,258
Education Realty Trust Inc.	55,041	29,565	5,360	200	77,313
Entertainment Properties Trust	118,450	29,923	9,865	4,548	137,985
Equity Lifestyle Properties Inc.	154,795	39,055	11,805	2,771	175,132
Equity Residential	1,007,899	263,156	79,379	8,338	1,144,233
Essex Property Trust Inc.	277,977	82,134	20,732	5,372	350,204
Excel Trust Inc.	21,309	15,065	1,796	940	34,240
Extra Space Storage Inc.	134,550	56,360	13,207	3,531	225,614
Federal Realty Investment Trust	338,666	96,315	29,778	7,696	456,917
FelCor Lodging Trust Inc.	25,751	7,235	2,463	—	34,420
First Industrial Realty Trust Inc.	53,925	24,144	5,349	—	82,643
First Potomac Realty Trust	42,540	9,191	2,554	1,255	40,236
Franklin Street Properties Corp.	42,644	11,820	3,662	1,723	56,453
Getty Realty Corp.	N/A1	6,287	2,043	421	32,423
Glimcher Realty Trust	59,069	37,383	5,939	544	98,630
HCP Inc.	976,956	367,543	70,731	21,790	1,330,119
Health Care REIT Inc.	619,795	403,226	58,346	15,384	1,005,221
Healthcare Realty Trust Inc.	93,613	37,540	8,764	1,723	133,944
Hersha Hospitality Trust Class A	47,394	21,147	4,285	467	54,073
Highwoods Properties Inc.	136,758	35,948	10,288	2,949	158,060
Home Properties Inc.	162,439	43,926	12,940	3,018	196,127
Host Hotels & Resorts Inc.	661,904	167,081	49,982	9,346	688,706
Inland Real Estate Corp.	43,369	10,558	3,404	1,756	48,235
Investors Real Estate Trust	34,434	10,763	2,389	581	48,093
Kilroy Realty Corp.	138,935	86,036	14,912	595	217,683
Kimco Realty Corp.	424,002	112,644	39,873	10,277	526,622
Kite Realty Group Trust	17,237	8,424	1,256	34	26,221
LaSalle Hotel Properties	131,385	35,540	12,514	2,732	135,920
Lexington Realty Trust	69,756	26,734	7,252	2,359	96,892
Liberty Property Trust	219,807	60,125	17,725	8,339	273,206
LTC Properties Inc.	55,337	14,146	4,710	2,163	66,543
Macerich Co.	408,910	109,781	36,415	3,188	500,952
Mack-Cali Realty Corp.	142,918	34,665	10,676	6,034	151,320
Medical Properties Trust Inc.	68,359	31,064	5,776	2,403	103,164

REIT Index Fund

Mid-America Apartment Communities	135,528	50,233	10,460	3,445	175,631
Inc.
Monmouth Real Estate Investment	N/A1	5,937	898	821	23,674
Corp. Class A
National Health Investors Inc.	N/A1	17,011	5,811	2,687	83,600
National Retail Properties Inc.	159,430	48,319	13,599	6,424	224,773
Omega Healthcare Investors Inc.	122,651	34,838	9,302	5,485	160,912
Parkway Properties Inc.	12,200	3,273	956	183	N/A2
Pebblebrook Hotel Trust	64,445	25,665	6,060	1,229	79,778
Pennsylvania REIT	37,104	10,983	3,478	1,529	58,240
Piedmont Office Realty Trust Inc. Class	182,718	42,798	15,010	4,879	203,846
A
Post Properties Inc.	128,765	43,997	9,960	222	175,072
Prologis Inc.	830,882	223,894	75,589	16,802	1,046,655
PS Business Parks Inc.	N/A1	18,497	7,808	1,572	82,407
Public Storage	N/A1	293,406	98,001	29,588	1,339,734
Ramco-Gershenson Properties Trust	25,476	12,512	2,213	944	39,471
Realty Income Corp.	276,781	76,380	26,677	8,379	347,333
Regency Centers Corp.	212,068	59,404	21,031	3,216	286,307
Retail Opportunity Investments Corp.	32,989	9,020	2,172	1,043	42,249
RLJ Lodging Trust	97,453	24,806	8,199	2,950	113,422
Sabra Health Care REIT Inc.	29,943	8,871	2,780	2,094	54,570
Simon Property Group Inc.	2,276,966	688,769	181,682	45,318	3,058,554
SL Green Realty Corp.	358,736	117,456	29,247	4,093	451,118
Sovran Self Storage Inc.	73,570	24,446	6,686	1,587	111,096
Strategic Hotels & Resorts Inc.	N/A1	19,422	4,307	—	59,467
Summit Hotel Properties Inc.	14,567	11,187	917	562	22,952
Sun Communities Inc.	56,230	41,609	5,008	714	78,599
Sunstone Hotel Investors Inc.	62,766	29,730	6,391	—	88,833
Tanger Factory Outlet Centers	144,685	50,224	11,101	3,157	193,262
Taubman Centers Inc.	221,511	71,479	26,800	3,404	306,061
UDR Inc.	325,415	153,261	51,751	5,778	398,023
Universal Health Realty Income Trust	27,415	6,952	2,264	911	39,445
Ventas Inc.	958,394	264,947	77,015	31,115	1,234,198
Vornado Realty Trust	766,367	198,030	64,032	12,074	888,490
Washington REIT	112,317	26,619	8,569	3,100	113,017
Weingarten Realty Investors	159,043	43,667	14,841	5,038	206,098
Winthrop Realty Trust	20,230	4,607	1,398	862	21,579
	19,388,495			433,804	26,477,314

1 Not applicable — At January 31, 2012, the issuer was not an affiliated company of the fund.
2 Not applicable — At October 31, 2012, the security was still held, but the issuer was no longer an affiliated company of the fund.

REIT Index Fund

E. At October 31, 2012, the cost of investment securities for tax purposes was $24,370,948,000. Net unrealized appreciation of investment securities for tax purposes was $3,968,208,000, consisting of unrealized gains of $4,677,597,000 on securities that had risen in value since their purchase and $709,389,000 in unrealized losses on securities that had fallen in value since their purchase.

Dividend Growth Fund

Schedule of Investments
As of October 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)
Consumer Discretionary (14.7%)
Target Corp.	5,342,462	340,582
McDonald's Corp.	2,830,370	245,676
Lowe's Cos. Inc.	7,394,399	239,431
Mattel Inc.	5,646,315	207,671
NIKE Inc. Class B	2,137,246	195,302
Omnicom Group Inc.	3,896,657	186,689
Walt Disney Co.	3,354,955	164,628
Comcast Corp. Class A	3,328,802	124,863
		1,704,842
Consumer Staples (12.3%)
PepsiCo Inc.	5,326,826	368,829
Procter & Gamble Co.	4,229,602	292,858
CVS Caremark Corp.	4,650,835	215,799
Colgate-Palmolive Co.	1,976,291	207,432
Wal-Mart Stores Inc.	2,634,129	197,612
Coca-Cola Co.	3,866,360	143,751
		1,426,281
Energy (12.1%)
Occidental Petroleum Corp.	4,699,935	371,107
Exxon Mobil Corp.	3,827,383	348,942
BG Group plc	14,211,337	263,862
Enbridge Inc.	5,470,132	217,547
Chevron Corp.	1,810,639	199,551
		1,401,009
Financials (8.9%)
ACE Ltd.	2,899,889	228,076
PNC Financial Services Group Inc.	3,806,659	221,509
Wells Fargo & Co.	5,788,342	195,009
Chubb Corp.	1,683,477	129,594
Marsh & McLennan Cos. Inc.	3,710,185	126,258
BlackRock Inc.	659,129	125,024
		1,025,470
Health Care (17.4%)
Johnson & Johnson	5,361,982	379,736
Medtronic Inc.	6,894,941	286,692
Roche Holding AG	1,465,134	282,222
Pfizer Inc.	10,496,477	261,047
Cardinal Health Inc.	6,340,477	260,784
Amgen Inc.	2,615,084	226,322
Teva Pharmaceutical Industries Ltd. ADR	4,087,400	165,213
UnitedHealth Group Inc.	2,696,830	151,022
		2,013,038
Industrials (13.9%)
United Parcel Service Inc. Class B	3,745,955	274,391
Lockheed Martin Corp.	2,524,566	236,476
General Dynamics Corp.	3,256,102	221,675
United Technologies Corp.	2,567,220	200,654

C.H. Robinson Worldwide Inc.			3,142,510	189,588
Honeywell International Inc.			3,026,962	185,371
Northrop Grumman Corp.			2,508,404	172,302
Emerson Electric Co.			2,735,235	132,468
				1,612,925
Information Technology (12.4%)
Automatic Data Processing Inc.			5,437,156	314,213
Microsoft Corp.			9,883,012	282,012
International Business Machines Corp.			1,331,332	258,984
Oracle Corp.			8,018,065	248,961
Accenture plc Class A			2,776,375	187,156
Western Union Co.			11,817,100	150,077
				1,441,403
Materials (3.3%)
Ecolab Inc.			3,021,226	210,277
Praxair Inc.			1,609,976	170,996
				381,273
Utilities (1.5%)
Dominion Resources Inc.			3,259,616	172,042

Total Common Stocks (Cost $9,517,325)				11,178,283

Temporary Cash Investments (3.6%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreements (3.6%)
Morgan Stanley & Co., Inc.
(Dated 10/31/12, Repurchase Value
$194,702,000, collateralized by Federal
National Mortgage Assn., 3.000%-6.000%,
6/1/25-9/1/42)	0.350%	11/1/12	194,700	194,700
RBS Securities, Inc.
(Dated 10/31/12, Repurchase Value
$214,302,000, collateralized by U.S.
Treasury Note/Bond, 0.750%, 6/30/17)	0.280%	11/1/12	214,300	214,300
				409,000
Total Temporary Cash Investments (Cost $409,000)				409,000
Total Investments (100.1%) (Cost $9,926,325)				11,587,283
Other Assets and Liabilities-Net (-0.1%)				(6,245)
Net Assets (100%)				11,581,038
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events,

Dividend Growth Fund

and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the portfolio may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,632,199	546,084	—
Temporary Cash Investments	—	409,000	—
Total	10,632,199	955,084	—

E. At October 31, 2012, the cost of investment securities for tax purposes was $9,926,325,000. Net unrealized appreciation of investment securities for tax purposes was $1,660,958,000, consisting of unrealized gains of $1,807,633,000 on securities that had risen in value since their purchase and $146,675,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of October 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.7%)
McDonald's Corp.	5,453,109	473,330
Target Corp.	5,212,625	332,305
Lowe's Cos. Inc.	9,175,304	297,096
NIKE Inc. Class B	2,694,765	246,248
TJX Cos. Inc.	5,556,496	231,317
VF Corp.	804,667	125,914
McGraw-Hill Cos. Inc.	2,162,195	119,526
Ross Stores Inc.	1,596,788	97,324
Genuine Parts Co.	1,126,087	70,470
Family Dollar Stores Inc.	925,604	61,053
Polaris Industries Inc.	478,452	40,429
John Wiley & Sons Inc. Class A	370,704	16,081
Matthews International Corp. Class A	211,912	6,097
NACCO Industries Inc. Class A	48,905	2,477
		2,119,667
Consumer Staples (24.8%)
Wal-Mart Stores Inc.	9,037,791	678,015
Coca-Cola Co.	16,065,564	597,318
Procter & Gamble Co.	8,469,050	586,397
PepsiCo Inc.	8,328,181	576,643
Colgate-Palmolive Co.	3,845,489	403,622
Walgreen Co.	6,481,278	228,335
Archer-Daniels-Midland Co.	4,857,256	130,369
JM Smucker Co.	830,576	71,131
Brown-Forman Corp. Class B	954,129	61,121
Hormel Foods Corp.	1,996,466	58,956
McCormick & Co. Inc.	897,692	55,316
Church & Dwight Co. Inc.	1,076,805	54,659
Nu Skin Enterprises Inc. Class A	472,515	22,364
Lancaster Colony Corp.	205,010	14,921
Casey's General Stores Inc.	279,787	14,423
^ Tootsie Roll Industries Inc.	280,086	7,464
Sanderson Farms Inc.	164,089	7,432
		3,568,486
Energy (10.5%)
Exxon Mobil Corp.	6,293,473	573,776
Chevron Corp.	5,144,255	566,948
EOG Resources Inc.	1,905,972	222,027
Murphy Oil Corp.	1,344,342	80,661
Helmerich & Payne Inc.	786,140	37,577
Energen Corp.	516,349	24,088
^ CARBO Ceramics Inc.	169,567	12,539
		1,517,616
Financials (6.3%)
Franklin Resources Inc.	1,569,118	200,533
Aflac Inc.	3,192,770	158,936
Chubb Corp.	2,059,900	158,571
T. Rowe Price Group Inc.	1,816,385	117,956

WR Berkley Corp.	1,017,499	39,571
HCC Insurance Holdings Inc.	782,517	27,889
SEI Investments Co.	1,255,257	27,465
Brown & Brown Inc.	1,065,057	27,212
Commerce Bancshares Inc.	634,350	24,156
Erie Indemnity Co. Class A	378,008	23,520
Eaton Vance Corp.	787,039	22,147
Prosperity Bancshares Inc.	399,748	16,733
UMB Financial Corp.	281,527	12,536
StanCorp Financial Group Inc.	315,894	10,851
RLI Corp.	157,219	10,719
Westamerica Bancorporation	210,145	9,272
Bank of the Ozarks Inc.	262,116	8,582
Bancfirst Corp.	106,421	4,678
1st Source Corp.	183,140	4,068
First Financial Corp.	96,903	2,964
Republic Bancorp Inc.	132,412	2,863
Southside Bancshares Inc.	133,455	2,724
		913,946
Health Care (5.4%)
Medtronic Inc.	7,758,308	322,590
Stryker Corp.	2,737,324	143,983
Becton Dickinson and Co.	1,562,930	118,283
Cardinal Health Inc.	2,538,272	104,399
CR Bard Inc.	619,056	59,547
West Pharmaceutical Services Inc.	243,831	13,135
Owens & Minor Inc.	452,613	12,886
		774,823
Industrials (21.0%)
United Technologies Corp.	6,547,941	511,787
3M Co.	5,084,606	445,412
Caterpillar Inc.	4,185,475	354,970
Emerson Electric Co.	5,233,784	253,472
Illinois Tool Works Inc.	3,327,297	204,063
General Dynamics Corp.	2,504,465	170,504
Norfolk Southern Corp.	2,449,829	150,297
WW Grainger Inc.	489,556	98,601
Fastenal Co.	2,123,147	94,905
Stanley Black & Decker Inc.	1,225,641	84,937
Parker Hannifin Corp.	1,071,567	84,289
Dover Corp.	1,364,106	79,418
C.H. Robinson Worldwide Inc.	1,276,026	76,983
Roper Industries Inc.	676,113	73,811
Expeditors International of Washington Inc.	1,492,214	54,630
Cintas Corp.	913,586	38,197
Donaldson Co. Inc.	1,081,966	34,915
Pentair Ltd.	673,935	28,467
Nordson Corp.	450,359	26,585
Valmont Industries Inc.	178,939	24,175
Carlisle Cos. Inc.	431,688	23,980
Graco Inc.	427,789	20,560
AO Smith Corp.	289,684	17,604
CLARCOR Inc.	366,327	16,573
Brady Corp. Class A	348,925	10,733
Mine Safety Appliances Co.	266,536	10,288
Franklin Electric Co. Inc.	156,735	9,081

ABM Industries Inc.	384,504	7,306
Raven Industries Inc.	260,974	7,122
Tennant Co.	144,639	5,412
McGrath RentCorp	174,182	4,574
Gorman-Rupp Co.	138,787	3,747
† Hyster-Yale Materials Handling Inc. Class B	48,345	1,986
		3,029,384
Information Technology (6.4%)
International Business Machines Corp.	2,897,700	563,690
Automatic Data Processing Inc.	3,538,853	204,510
Linear Technology Corp.	1,567,088	48,987
Harris Corp.	815,331	37,326
FactSet Research Systems Inc.	325,461	29,470
Jack Henry & Associates Inc.	652,884	24,810
Badger Meter Inc.	104,394	4,472
Cass Information Systems Inc.	77,485	3,252
		916,517
Materials (8.9%)
Monsanto Co.	3,568,238	307,118
Praxair Inc.	2,221,713	235,968
Ecolab Inc.	2,184,263	152,025
PPG Industries Inc.	1,109,295	129,876
Air Products & Chemicals Inc.	1,515,706	117,513
Sherwin-Williams Co.	740,295	105,551
Sigma-Aldrich Corp.	846,205	59,353
Valspar Corp.	659,937	36,976
Royal Gold Inc.	412,165	36,303
Albemarle Corp.	577,947	31,851
Aptargroup Inc.	507,776	26,039
Bemis Co. Inc.	784,344	25,923
HB Fuller Co.	317,683	9,658
Stepan Co.	74,908	7,176
		1,281,330
Telecommunication Services (0.1%)
Telephone & Data Systems Inc.	341,647	8,497
Atlantic Tele-Network Inc.	127,120	5,268
		13,765
Utilities (1.9%)
Northeast Utilities	2,492,549	97,957
National Fuel Gas Co.	694,762	36,614
MDU Resources Group Inc.	1,432,676	31,132
Questar Corp.	1,369,588	27,720
Aqua America Inc.	1,066,092	27,068
New Jersey Resources Corp.	322,986	14,360
South Jersey Industries Inc.	235,492	11,914
MGE Energy Inc.	185,073	9,742
American States Water Co.	139,071	6,122
SJW Corp.	144,965	3,514
		266,143
Total Common Stocks (Cost $12,624,721)		14,401,677

	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost
$6,848)	0.167%	6,848,000	6,848
Total Investments (100.0%) (Cost $12,631,569)			14,408,525
Other Assets and Liabilities-Net (0.0%)[2]			(3,603)
Net Assets (100%)			14,404,922

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,590,000.
† Non-income producing security - new issue that has not paid a dividend as of October 31, 2012.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $6,848,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,399,691	1,986	—
Temporary Cash Investments	6,848	—	—
Total	14,406,539	1,986	—

C. At October 31, 2012, the cost of investment securities for tax purposes was $12,631,569,000. Net unrealized appreciation of investment securities for tax purposes was $1,776,956,000, consisting of unrealized gains of $1,935,283,000 on securities that had risen in value since their purchase and $158,327,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2012

VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 19, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.